WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 24.3%	Shares	Value
iShares 0-5 Year High Yield Corporate Bond ETF	139,211	$ 5,977,720
SPDR Bloomberg High Yield Bond ETF	127,551	12,579,079
SPDR Bloomberg Short Term High Yield Bond ETF	233,372	5,978,991
TOTAL EXCHANGE-TRADED FUNDS (Cost $24,539,021)		$ 24,535,790

OPEN-END FUNDS - 17.9%	Shares	Value
AB High Income Fund - Advisor Class	422,535	$ 3,000,000
American High-Income Trust - Class F-2	2	20
BlackRock High Yield Bond Fund - Institutional Class	4	25
Federated Hermes Institutional High Yield Bond Fund - Institutional Class	333,704	2,993,326
MFS High Income Fund - Institutional Class	977,199	3,019,544
Neuberger Berman High Income Bond Fund - Institutional Class	384,615	3,023,077
PGIM High Yield Fund - Class Z	607,287	3,012,146
PIMCO High Yield Spectrum Fund - Institutional Class	692	6,262
TIAA-CREF High-Yield Fund - Institutional Class	345,622	3,024,194
Transamerica High Yield Bond - Class I	2	13
Vanguard High-Yield Corporate Fund - Admiral Shares	1	6
TOTAL OPEN-END FUNDS (Cost $18,006,777)		$ 18,078,613

MONEY MARKET FUNDS - 69.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.60% (a)	23,917,479	$ 23,917,479
First American Treasury Obligations Fund - Class Z, 0.63% (a)	23,214,024	23,214,024
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.55% (a)	23,214,023	23,214,023
TOTAL MONEY MARKET FUNDS (Cost $70,345,526)		$ 70,345,526

TOTAL INVESTMENTS AT VALUE - 111.9% (Cost $112,891,324)		$ 112,959,929

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.9%)		(12,038,678)

NET ASSETS - 100.0%		$ 100,921,251

(a)	The rate shown is the 7-day effective yield as of May 31, 2022.